1. Corporate information	12 Months Ended
Dec. 31, 2017
Corporate Information
Corporate information

Companhia Brasileira de Distribuição ("Company" or “CBD”), directly or through its subsidiaries (“Group” or “GPA”) is engaged in the retail of food, clothing, home appliances, electronics and other products, through its chain of hypermarkets, supermarkets, specialized stores and department stores especially under the trade names "Pão de Açúcar, “Minuto Pão de Açúcar”, "Extra Hiper", “Extra Super”, “Minimercado Extra”, “Assai”, and the neighborhood shopping mall brand “Conviva”. The activities related to the segments of electronics and e-commerce are presented as discontinued operations (note 32) and represent the stores under the brands “Ponto Frio” and “Casas Bahia", as well as the e-commerce platforms “CasasBahia.com,” “Extra.com”, “Pontofrio.com”, “Barateiro.com”, and “Cdiscount.com”. The Group’s headquarters are located in the city of São Paulo, State of São Paulo, Brazil.

The Company’s shares are listed on the São Paulo Stock Exchange (“B3”) Level 1 of Corporate Governance under the ticker symbol “PCAR4” and on the New York Stock Exchange (ADR level III), under the ticker symbol “CBD”.

The Company is indirectly controlled by Almacenes Éxito S.A., through Wilkes Participações S.A. (“Wilkes”), and its ultimate parent company is Casino Guichard Perrachon (“Casino”), French company listed on Paris Stock Exchange.

1.1.	Arbitration and CVM notice about Morzan

On August 14, 2015, CBD and its controlling shareholder Wilkes were jointly convicted by the International Court of Arbitration - ICA, to indemnify Morzan Empreendimentos e Participações Ltda. (“Morzan”) former controller of Globex Utilidades S.A. Such decision was amended on January 27, 2016 without significant changes. The obligation arising from the arbitration totalled R$233, including legal fees, which was fully settled on April 1, 2016.

On October 25, 2016, the Company received a notice from the Securities Registration Office (“SRE”) of the Brazilian Securities Exchange Commission (“CVM”) stating that the Company should pay an indemnification equivalent to 80% of the amount effectively paid to Morzan to the non-controlling shareholders´ of Globex Utilidades S.A (“Globex”) who joined the Shares Offer made on January 4, 2010, resulting in the control disposal of Globex. The Company filed an appeal to CVM’s commissioners’ board, obtaining a suspensive effect of the notice until final decision. Management estimated an indemnification of R$150.

On October 3, 2017 the CVM’s comissions’ board analyzed the appeal filed by the Company and unanimously decided to fully amend the SRE Decision, understanding that the CVM could not extend the indemnification provided for in the Arbitration Award to Globex's non-controlling shareholders’. Considering this favorable decision, it is not expected that there will be no further discussions about this matter.

1.2.	Notices from CVM to GPA and subsidiary Via Varejo

On February 18, 2016, the subsidiary Via Varejo received notice 18/2016-CVM/SEP/GEA-5 from the CVM containing the understanding of the Superintendence of Business Relations – SEP in relation to certain accounting treatment adopted on certain corporate transactions at Via Varejo in 2013. Due to the effects in its consolidated financial statements the Company received the notice 19/2016-CVM /SEP/GEA-5.

CVM’s technical area expressed different understanding on the accounting treatment applied on the acquisition of the additional 75% interest of Indústria de Móveis Bartira (“Bartira”) by Via Varejo.

Via Varejo and the Company filed an appeal against such decision to the CVM’s Board of Commissioners, and on January 26, 2017 CVM reported to the Company that (i) the CVM’s Board of Commissioners agreed with the accounting treatment adopted by Via Varejo and no restatement was needed; and (ii) The CVM’s SEP filed an appeal of reconsideration of the CVM’s Board of Commissioner’s decision. On April 20, 2017 Via Varejo received the Notice 91/2017-CVM/SEP/GEA-5 informing that the CVM's Board of Commissioners rejected the request for reconsideration of CVM SEP, the matter being closed.

1.3.	Agreement between CBD, Via Varejo and Grupo Casas Bahia

On July 4, 2017, Via Varejo signed an agreement, together with the Company, for the settlement of losses and damages related to the “Acordo de Associação” (Indemnification Agreement) signed on July 1, 2010, incurred until November 8, 2016, as well established warranties for the obligations of Grupo Casas Bahia to indemnify potential contingencies, not yet settled at November 8, 2016.

As part of the agreement, Via Varejo and Grupo Casas Bahia agreed to offset reciprocal obligations, remaining a balance of R$13 to be paid by the Grupo Casas Bahia to Via Varejo during 2018.

As a warranty for potentially indemnifiable contingencies, personal guarantee of Grupo Casas Bahia shareholders’ was provided, in addition to, the mortgage on properties for the total amount of potential contingencies identified.

In the board of director’s meeting on July 24, 2017, according to the related parties’ policy, the special committee favorably recommended to the board of directors the approval of the Agreement by the Company, which was approved by the board.

As a result of this agreement, the Company recognized on its financial statements for the year ended in December 31, 2017, a loss on discontinued operations of R$97.

1.4.	Arbitration Península

On September 12, 2017, the Company received a notice from the Brazil-Canada Chamber of Commerce regarding a request for arbitration filed by Banco Ourinvest S.A., a financial institution, in its capacity as fund manager and acting in the exclusively interest of the quotaholders of Fundo de Investimento Imobiliário Península ("Península" and the "Proceeding").

The Proceeding aims to discuss the calculation of the rental fees and other operational matters related to the stores owned by Peninsula, which are under several lease agreements and contracts entered into between the Company and Peninsula during 2005 (the "Agreements"). The Agreements assure to CBD the rent of the stores for a period of twenty (20) years as from their respective execution date, which may be extended for an additional 20-year term, at CBD’s exclusive criteria, and rules the calculation of the rental fees.

The Proceeding refers to certain terms and conditions of the Agreements and does not affect the continuity of the leasing of the stores, which are contractually assured. The Company and its legal advisors understand that the Proceeding will be favorable to CBD.